ACQUISITION OF BUSINESS (Details) - USD ($)	May 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets acquired
Deferred Policy Acquisition Cost		$ 1,585,000,000	$ 710,000,000	$ 0
Liabilities assumed
Goodwill		$ 121,000,000	$ 0
American National
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Asset, Current	$ 5,107,000,000
Assets acquired
Cash Acquired from Acquisition	1,021,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets	22,519,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Accrued Investment Income	101,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Reinsurance Recoverables	45,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other	437,000,000
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Assets	374,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	175,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets	149,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Equity accounted investment	1,402,000,000
Deferred Policy Acquisition Cost	551,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Reinsurance Assets	410,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Investment Property	541,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	198,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Separate Account Assets	1,123,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets Acquired Including Goodwill	29,046,000,000
Liabilities assumed
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Future Policy Benefits	5,337,000,000
Other policyholder fundsBusiness Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Policyholders' Account Balances	13,880,000,000
Other policyholder fundsBusiness Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Policy And Contract Claims	1,706,000,000
Other policyholder fundsBusiness Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Unearned Premium Reserve	1,073,000,000
Other policyholder fundsBusiness Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Policyholder Funds	324,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	158,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	449,000,000
Separate account liabilitiesBusiness Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Separate Account Liabilities	1,123,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	24,050,000,000
Noncontrolling Interest, Increase from Business Combination	(10,000,000)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	4,986,000,000
Goodwill	$ 121,000,000